UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2013



[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA INCOME STOCK FUND
APRIL 30, 2013

                                                                      (Form N-Q)

                                             (C)2013, USAA. All rights reserved.
48490-0613

================================================================================

PORTFOLIO OF INVESTMENTS

USAA INCOME STOCK FUND
April 30, 2013 (unaudited)

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
            COMMON STOCKS (97.2%)

            CONSUMER DISCRETIONARY (8.3%)
            -----------------------------
            ADVERTISING (0.4%)
  149,500   Omnicom Group, Inc.                                                              $   8,936
                                                                                             ---------
            APPAREL RETAIL (0.8%)
   39,600   Gap, Inc.                                                                            1,504
    6,000   Guess?, Inc.                                                                           166
  305,034   TJX Companies, Inc.                                                                 14,877
                                                                                             ---------
                                                                                                16,547
                                                                                             ---------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.0%)
       50   VF Corp.                                                                                 9
                                                                                             ---------
            AUTO PARTS & EQUIPMENT (0.2%)
  105,110   Delphi Automotive plc                                                                4,857
    8,700   TRW Automotive Holdings Corp.*                                                         523
                                                                                             ---------
                                                                                                 5,380
                                                                                             ---------
            AUTOMOBILE MANUFACTURERS (0.2%)
  144,900   General Motors Co.*                                                                  4,469
                                                                                             ---------
            CABLE & SATELLITE (0.8%)
   45,600   Cablevision Systems Corp. "A"                                                          677
  338,310   Comcast Corp. "A"                                                                   13,292
   19,000   Time Warner Cable, Inc.                                                              1,784
   21,600   Virgin Media, Inc.                                                                   1,054
                                                                                             ---------
                                                                                                16,807
                                                                                             ---------
            CASINOS & GAMING (0.5%)
  704,430   International Game Technology                                                       11,940
                                                                                             ---------
            COMPUTER & ELECTRONICS RETAIL (0.0%)
   21,600   GameStop Corp. "A"                                                                     754
                                                                                             ---------
            DEPARTMENT STORES (0.6%)
    4,500   Dillard's, Inc. "A"                                                                    371
  261,400   Kohl's Corp.                                                                        12,301
    4,100   Sears Holdings Corp.*                                                                  211
                                                                                             ---------
                                                                                                12,883
                                                                                             ---------
            DISTRIBUTORS (0.4%)
  108,550   Genuine Parts Co.                                                                    8,286
                                                                                             ---------
            FOOTWEAR (0.2%)
   50,900   NIKE, Inc. "B"                                                                       3,237
                                                                                             ---------
            GENERAL MERCHANDISE STORES (0.3%)
   79,300   Target Corp.                                                                         5,595
                                                                                             ---------
            HOME IMPROVEMENT RETAIL (0.6%)
   34,700   Home Depot, Inc.                                                                     2,545
  275,000   Lowe's Companies, Inc.                                                              10,566
                                                                                             ---------
                                                                                                13,111
                                                                                             ---------

================================================================================

1  | USAA Income Stock Fund

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
            HOTELS, RESORTS & CRUISE LINES (0.4%)
  244,000   Carnival Corp.                                                                   $   8,420
   19,100   Royal Caribbean Cruises Ltd.                                                           698
                                                                                             ---------
                                                                                                 9,118
                                                                                             ---------
            HOUSEHOLD APPLIANCES (0.1%)
   10,400   Whirlpool Corp.                                                                      1,188
                                                                                             ---------
            HOUSEWARES & SPECIALTIES (0.0%)
   12,400   Jarden Corp.*                                                                          558
                                                                                             ---------
            INTERNET RETAIL (0.0%)
    8,000   Expedia, Inc.                                                                          447
                                                                                             ---------
            LEISURE PRODUCTS (0.0%)
   19,200   Hasbro, Inc.                                                                           909
                                                                                             ---------
            MOVIES & ENTERTAINMENT (1.2%)
  403,570   Time Warner, Inc.                                                                   24,125
   50,000   Viacom, Inc. "B"                                                                     3,200
                                                                                             ---------
                                                                                                27,325
                                                                                             ---------
            PUBLISHING (0.0%)
   43,500   Gannett Co., Inc.                                                                      877
                                                                                             ---------
            RESTAURANTS (0.7%)
  156,590   McDonald's Corp.                                                                    15,994
                                                                                             ---------
            SPECIALIZED CONSUMER SERVICES (0.5%)
  365,000   H&R Block, Inc.                                                                     10,125
                                                                                             ---------
            SPECIALTY STORES (0.4%)
  618,100   Staples, Inc.                                                                        8,184
                                                                                             ---------
            Total Consumer Discretionary                                                       182,679
                                                                                             ---------
            CONSUMER STAPLES (10.1%)
            ------------------------
            AGRICULTURAL PRODUCTS (0.1%)
   35,800   Archer-Daniels-Midland Co.                                                           1,215
   17,000   Bunge Ltd.                                                                           1,228
                                                                                             ---------
                                                                                                 2,443
                                                                                             ---------
            DISTILLERS & VINTNERS (0.0%)
   10,700   Constellation Brands, Inc. "A"*                                                        528
                                                                                             ---------
            DRUG RETAIL (1.7%)
  318,520   CVS Caremark Corp.                                                                  18,532
  395,300   Walgreen Co.                                                                        19,571
                                                                                             ---------
                                                                                                38,103
                                                                                             ---------
            FOOD DISTRIBUTORS (0.5%)
  283,600   Sysco Corp.                                                                          9,886
                                                                                             ---------
            FOOD RETAIL (0.1%)
   68,600   Kroger Co.                                                                           2,358
   20,900   Safeway, Inc.                                                                          471
                                                                                             ---------
                                                                                                 2,829
                                                                                             ---------
            HOUSEHOLD PRODUCTS (1.8%)
   11,100   Clorox Co.                                                                             957
   96,670   Colgate-Palmolive Co.                                                               11,543
    4,500   Energizer Holdings, Inc.                                                               435
   48,800   Kimberly-Clark Corp.                                                                 5,036
  285,600   Procter & Gamble Co.                                                                21,926
                                                                                             ---------
                                                                                                39,897
                                                                                             ---------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
            HYPERMARKETS & SUPER CENTERS (1.6%)
  450,100   Wal-Mart Stores, Inc.                                                            $  34,982
                                                                                             ---------
            PACKAGED FOODS & MEAT (1.1%)
   38,000   General Mills, Inc.                                                                  1,916
   11,700   Hershey Co.                                                                          1,043
   77,810   J.M. Smucker Co.                                                                     8,032
   21,500   Kellogg Co.                                                                          1,398
  244,100   Unilever N.V.                                                                       10,370
                                                                                             ---------
                                                                                                22,759
                                                                                             ---------
            PERSONAL PRODUCTS (0.1%)
   29,000   Avon Products, Inc.                                                                    671
   17,400   Estee Lauder Companies, Inc. "A"                                                     1,207
    3,000   Nu Skin Enterprises, Inc. "A"                                                          152
                                                                                             ---------
                                                                                                 2,030
                                                                                             ---------
            SOFT DRINKS (2.1%)
  237,800   Coca-Cola Co.                                                                       10,066
   30,200   Coca-Cola Enterprises, Inc.                                                          1,106
   20,600   Dr. Pepper Snapple Group, Inc.                                                       1,006
  413,430   PepsiCo, Inc.                                                                       34,096
                                                                                             ---------
                                                                                                46,274
                                                                                             ---------
            TOBACCO (1.0%)
   37,090   Lorillard, Inc.                                                                      1,591
  198,100   Philip Morris International, Inc.                                                   18,936
   43,900   Reynolds American, Inc.                                                              2,082
                                                                                             ---------
                                                                                                22,609
                                                                                             ---------
            Total Consumer Staples                                                             222,340
                                                                                             ---------
            ENERGY (9.2%)
            -------------
            INTEGRATED OIL & GAS (6.0%)
  316,241   Chevron Corp.                                                                       38,585
  519,285   Exxon Mobil Corp.                                                                   46,211
   12,500   Murphy Oil Corp.                                                                       776
  348,708   Occidental Petroleum Corp.                                                          31,126
  216,600   Royal Dutch Shell plc ADR                                                           14,722
                                                                                             ---------
                                                                                               131,420
                                                                                             ---------
            OIL & GAS DRILLING (0.2%)
  114,000   Transocean Ltd.*                                                                     5,867
                                                                                             ---------
            OIL & GAS EQUIPMENT & SERVICES (1.0%)
  167,485   Cameron International Corp.*                                                        10,309
  177,756   National-Oilwell Varco, Inc.                                                        11,593
                                                                                             ---------
                                                                                                21,902
                                                                                             ---------
            OIL & GAS EXPLORATION & PRODUCTION (1.1%)
  240,564   ConocoPhillips                                                                      14,542
  168,900   Devon Energy Corp.                                                                   9,300
                                                                                             ---------
                                                                                                23,842
                                                                                             ---------
            OIL & GAS REFINING & MARKETING (0.5%)
   31,700   HollyFrontier Corp.                                                                  1,568
   47,300   Marathon Petroleum Corp.                                                             3,706
   24,700   Phillips 66                                                                          1,505
   21,700   Tesoro Corp.                                                                         1,159
   83,900   Valero Energy Corp.                                                                  3,383
                                                                                             ---------
                                                                                                11,321
                                                                                             ---------
            OIL & GAS STORAGE & TRANSPORTATION (0.4%)
  268,800   Spectra Energy Corp.                                                                 8,475
                                                                                             ---------
            Total Energy                                                                       202,827
                                                                                             ---------

================================================================================

3  | USAA Income Stock Fund

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
            FINANCIALS (15.9%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (2.6%)
  142,577   Ameriprise Financial, Inc.                                                       $  10,626
  135,500   Bank of New York Mellon Corp.                                                        3,824
  120,270   BlackRock, Inc.                                                                     32,052
  167,800   State Street Corp.                                                                   9,811
                                                                                             ---------
                                                                                                56,313
                                                                                             ---------
            CONSUMER FINANCE (1.6%)
  203,588   American Express Co.                                                                13,928
  321,396   Capital One Financial Corp.                                                         18,570
   27,300   Discover Financial Services                                                          1,194
   36,500   SLM Corp.                                                                              754
                                                                                             ---------
                                                                                                34,446
                                                                                             ---------
            DIVERSIFIED BANKS (1.2%)
  716,400   Wells Fargo & Co.                                                                   27,209
                                                                                             ---------
            INSURANCE BROKERS (0.6%)
  325,720   Marsh & McLennan Companies, Inc.                                                    12,381
                                                                                             ---------
            INVESTMENT BANKING & BROKERAGE (0.4%)
   40,200   Goldman Sachs Group, Inc.                                                            5,872
  100,800   Morgan Stanley                                                                       2,233
                                                                                             ---------
                                                                                                 8,105
                                                                                             ---------
            LIFE & HEALTH INSURANCE (1.2%)
   42,600   AFLAC, Inc.                                                                          2,319
   36,900   Lincoln National Corp.                                                               1,255
  495,500   MetLife, Inc.                                                                       19,320
   27,400   Principal Financial Group, Inc.                                                        989
   33,000   Prudential Financial, Inc.                                                           1,994
    9,800   Torchmark Corp.                                                                        608
                                                                                             ---------
                                                                                                26,485
                                                                                             ---------
            MULTI-LINE INSURANCE (0.6%)
  281,840   American International Group, Inc.*                                                 11,674
   19,700   Genworth Financial, Inc. "A"*                                                          198
   62,000   Hartford Financial Services Group, Inc.                                              1,741
                                                                                             ---------
                                                                                                13,613
                                                                                             ---------
            OTHER DIVERSIFIED FINANCIAL SERVICES (3.7%)
1,452,138   Bank of America Corp.                                                               17,876
  333,450   Citigroup, Inc.                                                                     15,559
  985,200   JPMorgan Chase & Co.                                                                48,284
                                                                                             ---------
                                                                                                81,719
                                                                                             ---------
            PROPERTY & CASUALTY INSURANCE (0.6%)
   54,800   Allstate Corp.                                                                       2,700
    8,000   AXIS Capital Holdings Ltd.                                                             357
  125,000   Travelers Companies, Inc.                                                           10,676
                                                                                             ---------
                                                                                                13,733
                                                                                             ---------
            REGIONAL BANKS (1.7%)
  404,700   BB&T Corp.                                                                          12,453
  254,550   CIT Group, Inc.*                                                                    10,821
   87,700   Fifth Third Bancorp                                                                  1,493
   80,800   KeyCorp                                                                                806
  160,800   PNC Financial Services Group, Inc.                                                  10,915
   59,000   SunTrust Banks, Inc.                                                                 1,726
                                                                                             ---------
                                                                                                38,214
                                                                                             ---------
            REINSURANCE (0.0%)
    6,500   PartnerRe Ltd.                                                                         613
                                                                                             ---------

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                                                   Portfolio of Investments |  4

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
            REITs - MORTGAGE (0.2%)
   61,000   American Capital Agency Corp.                                                    $   2,032
   80,100   Annaly Capital Management, Inc.                                                      1,277
  188,100   Chimera Investment Corp.                                                               620
   24,200   Invesco Mortgage Capital                                                               518
                                                                                             ---------
                                                                                                 4,447
                                                                                             ---------
            REITs - SPECIALIZED (0.6%)
  174,350   Ventas, Inc.                                                                        13,883
                                                                                             ---------
            SPECIALIZED FINANCE (0.5%)
  180,200   CME Group, Inc.                                                                     10,967
                                                                                             ---------
            THRIFTS & MORTGAGE FINANCE (0.4%)
   39,000   Hudson City Bancorp, Inc.                                                              324
  572,800   People's United Financial, Inc.                                                      7,538
                                                                                             ---------
                                                                                                 7,862
                                                                                             ---------
            Total Financials                                                                   349,990
                                                                                             ---------
            HEALTH CARE (18.7%)
            -------------------
            BIOTECHNOLOGY (1.1%)
  140,300   Amgen, Inc.                                                                         14,621
  192,800   Gilead Sciences, Inc.*                                                               9,763
                                                                                             ---------
                                                                                                24,384
                                                                                             ---------
            HEALTH CARE DISTRIBUTORS (0.2%)
   31,700   AmerisourceBergen Corp.                                                              1,716
   28,400   McKesson Corp.                                                                       3,005
                                                                                             ---------
                                                                                                 4,721
                                                                                             ---------
            HEALTH CARE EQUIPMENT (2.6%)
  524,500   Abbott Laboratories                                                                 19,365
   81,500   Baxter International, Inc.                                                           5,694
   21,400   Becton, Dickinson & Co.                                                              2,018
  128,300   Boston Scientific Corp.*                                                               961
    7,000   C.R. Bard, Inc.                                                                        695
   62,200   Covidien plc                                                                         3,971
  362,400   Medtronic, Inc.                                                                     16,917
   52,300   St. Jude Medical, Inc.                                                               2,156
   52,000   Stryker Corp.                                                                        3,410
   34,500   Zimmer Holdings, Inc.                                                                2,638
                                                                                             ---------
                                                                                                57,825
                                                                                             ---------
            HEALTH CARE FACILITIES (0.1%)
    7,700   Community Health Systems, Inc.                                                         351
   43,700   HCA Holdings, Inc.                                                                   1,743
                                                                                             ---------
                                                                                                 2,094
                                                                                             ---------
            HEALTH CARE SERVICES (1.2%)
  132,234   DaVita HealthCare Partners, Inc.*                                                   15,689
   27,600   Express Scripts Holdings Co.*                                                        1,639
   79,481   Laboratory Corp. of America Holdings*                                                7,420
   16,400   Quest Diagnostics, Inc.                                                                924
                                                                                             ---------
                                                                                                25,672
                                                                                             ---------
            LIFE SCIENCES TOOLS & SERVICES (1.4%)
  326,730   Agilent Technologies, Inc.                                                          13,540
   16,400   Life Technologies Corp.*                                                             1,208
  179,650   Thermo Fisher Scientific, Inc.                                                      14,494
                                                                                             ---------
                                                                                                29,242
                                                                                             ---------
            MANAGED HEALTH CARE (1.9%)
  248,300   Aetna, Inc.                                                                         14,262
   13,500   Coventry Health Care, Inc.                                                             669

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5  | USAA Income Stock Fund

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
  410,345   UnitedHealth Group, Inc.                                                         $  24,592
   34,669   WellPoint, Inc.                                                                      2,528
                                                                                             ---------
                                                                                                42,051
                                                                                             ---------
            PHARMACEUTICALS (10.2%)
  756,850   AbbVie, Inc.                                                                        34,853
   14,200   Allergan, Inc.                                                                       1,613
  124,200   Bristol-Myers Squibb Co.                                                             4,933
  235,500   Eli Lilly and Co.                                                                   13,042
   36,800   Forest Laboratories, Inc.*                                                           1,377
  599,300   Johnson & Johnson                                                                   51,078
  980,400   Merck & Co., Inc.                                                                   46,079
   32,300   Mylan, Inc.*                                                                           940
  209,300   Novartis AG ADR                                                                     15,438
1,898,702   Pfizer, Inc.                                                                        55,195
                                                                                             ---------
                                                                                               224,548
                                                                                             ---------
            Total Health Care                                                                  410,537
                                                                                             ---------
            INDUSTRIALS (8.3%)
            ------------------
            AEROSPACE & DEFENSE (3.2%)
  196,700   Boeing Co.                                                                          17,980
   31,100   General Dynamics Corp.                                                               2,300
   15,100   L-3 Communications Holdings, Inc.                                                    1,227
   23,150   Lockheed Martin Corp.                                                                2,294
   37,100   Northrop Grumman Corp.                                                               2,810
  270,000   Raytheon Co.                                                                        16,573
  128,600   Rockwell Collins, Inc.                                                               8,092
  216,250   United Technologies Corp.                                                           19,741
                                                                                             ---------
                                                                                                71,017
                                                                                             ---------
            AIR FREIGHT & LOGISTICS (0.7%)
  168,800   United Parcel Service, Inc. "B"                                                     14,490
                                                                                             ---------
            AIRLINES (0.0%)
   44,600   Delta Air Lines, Inc.*                                                                 765
                                                                                             ---------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.3%)
   70,400   Caterpillar, Inc.                                                                    5,961
                                                                                             ---------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.6%)
  227,900   Eaton Corp. plc                                                                     13,995
                                                                                             ---------
            ENVIRONMENTAL & FACILITIES SERVICES (0.6%)
  349,000   Republic Services, Inc.                                                             11,894
                                                                                             ---------
            HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
    9,000   ManpowerGroup, Inc.                                                                    478
                                                                                             ---------
            INDUSTRIAL CONGLOMERATES (2.2%)
   54,000   3M Co.                                                                               5,654
  250,350   Danaher Corp.                                                                       15,256
1,199,800   General Electric Co.                                                                26,744
       27   Seaboard Corp.                                                                          74
                                                                                             ---------
                                                                                                47,728
                                                                                             ---------
            INDUSTRIAL MACHINERY (0.7%)
  225,360   Ingersoll-Rand plc                                                                  12,124
   51,700   Stanley Black & Decker, Inc.                                                         3,868
                                                                                             ---------
                                                                                                15,992
                                                                                             ---------
            OFFICE SERVICES & SUPPLIES (0.0%)
   14,600   Avery Dennison Corp.                                                                   605
                                                                                             ---------
            Total Industrials                                                                  182,925
                                                                                             ---------

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                                                   Portfolio of Investments |  6

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
            INFORMATION TECHNOLOGY (16.3%)
            ------------------------------
            APPLICATION SOFTWARE (0.0%)
   14,400   Intuit, Inc.                                                                     $     859
                                                                                             ---------
            COMMUNICATIONS EQUIPMENT (2.1%)
1,291,800   Cisco Systems, Inc.                                                                 27,024
   19,900   Harris Corp.                                                                           919
  173,300   Motorola Solutions, Inc.                                                             9,913
  127,000   QUALCOMM, Inc.                                                                       7,826
                                                                                             ---------
                                                                                                45,682
                                                                                             ---------
            COMPUTER HARDWARE (1.9%)
   60,827   Apple, Inc.                                                                         26,931
  117,000   Dell, Inc.                                                                           1,568
  605,200   Hewlett-Packard Co.                                                                 12,467
                                                                                             ---------
                                                                                                40,966
                                                                                             ---------
            COMPUTER STORAGE & PERIPHERALS (0.1%)
    8,500   Lexmark International, Inc. "A"                                                        258
   43,300   Seagate Technology plc                                                               1,589
   19,200   Western Digital Corp.                                                                1,061
                                                                                             ---------
                                                                                                 2,908
                                                                                             ---------
            DATA PROCESSING & OUTSOURCED SERVICES (1.5%)
   21,100   Automatic Data Processing, Inc.                                                      1,421
   17,900   Computer Sciences Corp.                                                                839
  309,319   Fidelity National Information Services, Inc.                                        13,007
    7,000   Fiserv, Inc.*                                                                          638
   92,713   Visa, Inc. "A"                                                                      15,618
   60,200   Western Union Co.                                                                      891
                                                                                             ---------
                                                                                                32,414
                                                                                             ---------
            ELECTRONIC COMPONENTS (0.1%)
   81,100   Corning, Inc.                                                                        1,176
                                                                                             ---------
            HOME ENTERTAINMENT SOFTWARE (0.3%)
   57,200   Activision Blizzard, Inc.                                                              855
  343,650   Electronic Arts, Inc.*                                                               6,052
                                                                                             ---------
                                                                                                 6,907
                                                                                             ---------
            INTERNET SOFTWARE & SERVICES (0.7%)
   52,800   eBay, Inc.*                                                                          2,766
   16,320   Google, Inc. "A"*                                                                   13,457
                                                                                             ---------
                                                                                                16,223
                                                                                             ---------
            IT CONSULTING & OTHER SERVICES (1.2%)
   81,200   Accenture plc "A"                                                                    6,613
   28,000   Amdocs Ltd.                                                                          1,000
   25,478   Cognizant Technology Solutions Corp. "A"*                                            1,651
   86,710   International Business Machines Corp.                                               17,562
   37,900   SAIC, Inc.                                                                             566
                                                                                             ---------
                                                                                                27,392
                                                                                             ---------
            OFFICE ELECTRONICS (0.0%)
  108,600   Xerox Corp.                                                                            932
                                                                                             ---------
            SEMICONDUCTOR EQUIPMENT (0.5%)
  688,130   Applied Materials, Inc.                                                              9,985
                                                                                             ---------
            SEMICONDUCTORS (2.1%)
  825,700   Intel Corp.                                                                         19,776
  750,550   Texas Instruments, Inc.                                                             27,177
                                                                                             ---------
                                                                                                46,953
                                                                                             ---------

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7  | USAA Income Stock Fund

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
            SYSTEMS SOFTWARE (5.8%)
   20,200   BMC Software, Inc.*                                                              $     919
   52,900   CA, Inc.                                                                             1,427
  129,790   Check Point Software Technologies Ltd.*                                              6,051
2,469,800   Microsoft Corp.                                                                     81,750
1,059,700   Oracle Corp.                                                                        34,737
  100,800   Symantec Corp.*                                                                      2,449
                                                                                             ---------
                                                                                               127,333
                                                                                             ---------
            Total Information Technology                                                       359,730
                                                                                             ---------
            MATERIALS (3.7%)
            ----------------
            DIVERSIFIED CHEMICALS (1.0%)
  342,500   E.I. du Pont de Nemours and Co.                                                     18,670
    8,000   Eastman Chemical Co.                                                                   533
   34,500   Huntsman Corp.                                                                         651
   10,400   PPG Industries, Inc.                                                                 1,530
                                                                                             ---------
                                                                                                21,384
                                                                                             ---------
            DIVERSIFIED METALS & MINING (0.3%)
  227,800   Freeport-McMoRan Copper & Gold, Inc.                                                 6,932
                                                                                             ---------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.0%)
    5,800   CF Industries Holdings, Inc.                                                         1,082
                                                                                             ---------
            INDUSTRIAL GASES (0.7%)
  132,200   Praxair, Inc.                                                                       15,110
                                                                                             ---------
            PAPER PACKAGING (0.3%)
  144,500   Bemis Co., Inc.                                                                      5,686
                                                                                             ---------
            PAPER PRODUCTS (0.8%)
  372,940   International Paper Co.                                                             17,521
                                                                                             ---------
            SPECIALTY CHEMICALS (0.2%)
   29,619   Ecolab, Inc.                                                                         2,506
   44,400   LyondellBasell Industries N.V. "A"                                                   2,695
                                                                                             ---------
                                                                                                 5,201
                                                                                             ---------
            STEEL (0.4%)
    7,900   Reliance Steel & Aluminum Co.                                                          514
  113,400   Rio Tinto plc ADR                                                                    5,223
  193,126   Steel Dynamics, Inc.                                                                 2,905
                                                                                             ---------
                                                                                                 8,642
                                                                                             ---------
            Total Materials                                                                     81,558
                                                                                             ---------
            TELECOMMUNICATION SERVICES (3.7%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (2.4%)
  759,795   AT&T, Inc.                                                                          28,462
  612,764   CenturyLink, Inc.                                                                   23,021
  177,600   Frontier Communications Corp.                                                          739
                                                                                             ---------
                                                                                                52,222
                                                                                             ---------
            WIRELESS TELECOMMUNICATION SERVICES (1.3%)
  149,500   Rogers Communications, Inc. B                                                        7,375
  277,600   Sprint Nextel Corp.*                                                                 1,957
  661,800   Vodafone Group plc ADR                                                              20,245
                                                                                             ---------
                                                                                                29,577
                                                                                             ---------
            Total Telecommunication Services                                                    81,799
                                                                                             ---------
            UTILITIES (3.0%)
            ----------------
            ELECTRIC UTILITIES (1.2%)
  352,320   Northeast Utilities                                                                 15,970

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES     SECURITY                                                                           (000)
------------------------------------------------------------------------------------------------------
    134,600   Southern Co.                                                                $      6,492
    147,900   Xcel Energy, Inc.                                                                  4,702
                                                                                          ------------
                                                                                                27,164
                                                                                          ------------
              GAS UTILITIES (0.4%)
    158,900   ONEOK, Inc.                                                                        8,161
                                                                                          ------------
              MULTI-UTILITIES (1.4%)
    362,900   CenterPoint Energy, Inc.                                                           8,957
    245,500   CMS Energy Corp.                                                                   7,350
    303,760   Wisconsin Energy Corp.                                                            13,651
                                                                                          ------------
                                                                                                29,958
                                                                                          ------------
              Total Utilities                                                                   65,283
                                                                                          ------------
              Total Common Stocks (cost: $1,744,636)                                         2,139,668
                                                                                          ------------
              MONEY MARKET INSTRUMENTS (2.3%)

              MONEY MARKET FUNDS (2.3%)
51,589,247    State Street Institutional Liquid Reserve Fund, 0.11% (a)(cost:  $51,589)         51,589
                                                                                          ------------

              TOTAL INVESTMENTS(COST: $1,796,225)                                         $  2,191,257
                                                                                          ============

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL        INPUTS
ASSETS                                     ASSETS                                                TOTAL
------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                         $ 2,139,668       $    --         $     --         $ 2,139,668
Money Market Instruments:
  Money Market Funds                         51,589            --               --              51,589
------------------------------------------------------------------------------------------------------
Total                                   $ 2,191,257       $    --         $     --         $ 2,191,257
------------------------------------------------------------------------------------------------------

For the period of August 1, 2012, through April 30, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

9  | USAA Income Stock Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Income Stock Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Income Stock Fund Shares (Fund Shares) and Income Stock Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation

================================================================================

10  | USAA Income Stock Fund

================================================================================

comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be

================================================================================

11  | USAA Income Stock Fund

================================================================================

priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. NEW ACCOUNTING PRONOUNCEMENTS -
---------------------------------
OFFSETTING ASSETS AND LIABILITIES - In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the scope of disclosures required by ASU No. 2011-11. These ASUs are effective for periods beginning on or after January 1, 2013. The Fund believes the adoption of these ASUs will not have a material impact on its financial statement disclosures.

D. As of April 30, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2013, were $414,607,000 and $19,575,000, respectively, resulting in net unrealized appreciation of $395,032,000.

================================================================================

                                         Notes to Portfolio of Investments |  12

================================================================================

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,201,730,000 at April 30, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 6.4% of net assets at April 30, 2013.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

REIT       Real estate investment trust

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at April 30, 2013.

* Non-income-producing security. As of April 30, 2013, 94.0% of the Fund's net assets were invested in dividend-paying stocks.

================================================================================

13  | USAA Income Stock Fund




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.














SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2013

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     06/24/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     06/25/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     06/25/2013
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.